ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Current:
Accrued payroll and welfare expenses	$ 692,817	$ 597,834	$ 531,409
Tax payables	423,669	403,700	494,744
Payables to corporate clients in relation to ESOP management services	265,647	508,375	870,283
Accrued advertising and promotion fee	120,409	92,278	152,305
Temporary payables in relation to fund distribution services	68,003	47,111	48,240
Stamp duty, trading levy and trading fee payables	31,625	45,058	19,447
Accrued professional fee	16,540	40,209	22,066
Accrued market information and data fee	6,457	7,765	12,832
Refund from depositary bank - current	2,791	2,790	2,773
Contract liabilities - current	1,323	1,714	3,058
Others	54,541	60,252	19,056
Total	1,683,822	1,807,086	2,176,213
Non-current:
Contract liabilities - non-current	4,955	5,429	5,910
Refund from depositary bank - non-current	2,325	3,022	4,389
Deferred tax liabilities	13,446	7,643	636
Total	$ 20,726	$ 16,094	$ 10,935